EQUITY (Table)	12 Months Ended
Dec. 31, 2018
EQUITY.
Schedule of share capital

	Ordinary shares (20¢)		Deferred shares (£1.00)		Total
	Thousand	$ million	Thousand	$ million	$ million
Authorised
At 31 December 2016	1,223,591	245	50	–	245
At 31 December 2017	1,223,591	245	50	–	245
At 31 December 2018	1,223,591	245	50	–	245
Allotted, issued and fully paid
At 1 January 2016	915,447	183	50	–	183
Share options	1,283	–	–	–	–
Shares cancelled	(13,007)	(3)	–	–	(3)
At 31 December 2016	903,723	180	50	–	180
Share options	655	–	–	–	–
Shares cancelled	(13,523)	(2)	–	–	(2)
At 31 December 2017	890,855	178	50	–	178
Share options	418	–	–	–	–
Shares cancelled	(3,321)	(1)	–	–	(1)
At 31 December 2018	887,952	177	50	–	177

Schedule of the capital

	2018	2017	2016
	$ million	$ million	$ million
Share capital	177	178	180
Share premium	608	605	600
Capital redemption reserve	18	17	15
Treasury shares	(214)	(257)	(432)
Retained earnings and other reserves	4,285	4,101	3,595
	4,874	4,644	3,958

Schedule of treasury shares

		Employees’
	Treasury	Share Trust	Total
	$ million	$ million	$ million
At 1 January 2017	411	21	432
Shares purchased	52	–	52
Shares transferred from treasury	(19)	19	–
Shares transferred to Group beneficiaries	(9)	(17)	(26)
Shares cancelled	(201)	–	(201)
At 31 December 2017	234	23	257
Shares purchased	48	–	48
Shares transferred from treasury	(29)	29	–
Shares transferred to Group beneficiaries	(13)	(27)	(40)
Shares cancelled	(51)	–	(51)
At 31 December 2018	189	25	214

	Number	Number	Number
	of shares	of shares	of shares
	million	million	million
At 1 January 2017	27.8	1.5	29.3
Shares purchased	3.2	–	3.2
Shares transferred from treasury	(1.3)	1.3	–
Shares transferred to Group beneficiaries	(0.6)	(1.2)	(1.8)
Shares cancelled	(13.5)	–	(13.5)
At 31 December 2017	15.6	1.6	17.2
Shares purchased	2.7	–	2.7
Shares transferred from treasury	(1.9)	1.9	–
Shares transferred to Group beneficiaries	(0.9)	(1.8)	(2.7)
Shares cancelled	(3.3)	–	(3.3)
At 31 December 2018	12.2	1.7	13.9

Schedule of dividends

	2018	2017	2016
	$ million	$ million	$ million
The following dividends were declared and paid in the year:
Ordinary final of 22.7¢ for 2017 (2016: 18.5¢, 2015: 19.0¢) paid 9 May 2018	198	162	170
Ordinary interim of 14.0¢ for 2018 (2017: 12.3¢, 2016: 12.3¢) paid 31 October 2018	123	107	109
	321	269	279